Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 99,906	$ 306,252
Accounts receivable, net of allowance for doubtful accounts of $33,000 and $23,500, respectively	942,842	860,075
Accounts receivable - related parties	41,124	4,340
Prepaid expenses and other current assets	167,045	98,503
Investments - available for sale marketable securities	1,424	44,766
Total current assets	1,252,341	1,313,936
Property and equipment, net of accumulated depreciation of $1,828 and $673, respectively	1,635	2,790
Right of use asset - related party	140,642	214,020
Intangible assets, net	795,864	1,432,554
Goodwill	3,517,315	3,517,315
Total assets	5,707,797	6,480,615
Current liabilities:
Accounts payable	616,421	621,389
Accounts payable - related parties	779,928	825,791
Accrued expenses	423,237	2,276,444
Accrued expenses - related party	8,000
Accrued compensation	617,067	127,713
Accrued compensation – related party	122,500	148,500
Accrued interest	60,404	985
Liability on sale of future revenues, net of discount of $2,719 and $135,641, respectively	8,185	404,101
Deferred payroll taxes	159,032
Other liabilities	14,493
Loans payable - current portion	28,249	25,934
Convertible notes payable, net of unamortized discount and costs of $1,205,699 and $0, respectively	1,905,826
Refundable deposit on preferred stock purchase	285,000	285,000
Warrant derivative liability	11,537,997	612,042
Lease liability - current portion - related party	73,378	73,378
Deferred revenue	51,537	145,474
Total current liabilities	16,691,254	5,546,751
Lease liability - long term portion - related party	67,264	140,642
Loans payable - long term portion	73,541	77,866
Total liabilities	16,832,059	5,765,259
Commitments and contingencies (Note 12)
Stockholders’ (Deficit) Equity:
Preferred stock value
Common stock, $0.0001 par value; 250,000,000 shares authorized; 5,504,008 and 3,619,658 shares issued and outstanding as of December 31, 2020 and 2019, respectively	550	362
Additional paid-in capital	23,400,078	18,203,048
Accumulated deficit	(34,525,025)	(17,488,188)
Total stockholders’ (deficit) equity	(11,124,262)	715,356
Total liabilities and stockholders’ (deficit) equity	5,707,797	6,480,615
Series D Preferred stock
Stockholders’ (Deficit) Equity:
Preferred stock value	54	46
Series E Preferred Stock
Stockholders’ (Deficit) Equity:
Preferred stock value	74	74
Series F Preferred Stock
Stockholders’ (Deficit) Equity:
Preferred stock value	$ 7	$ 14